Average Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2020 Portfolio	Apr. 29, 2024
VIP Investor Freedom 2020 Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	12.39%
Past 5 years	7.43%
Past 10 years	5.67%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
IXWFU
Average Annual Return:
Past 1 year	12.91%
Past 5 years	6.80%
Past 10 years	5.68%